Acquisitions and Divestitures - Divestitures Narrative (Details) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) businessDivested	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of businesses sold | businessDivested					0
Proceeds from divestiture of businesses					$ 0	$ 576	$ 236
Noncontrolling interest in the new company					71	64
Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating income of businesses held for sale					120	$ 160	$ 160
Floor products business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Annual sales of business sold					$ 30
Food Safety Division business | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses				$ 1,000
Food Safety Division business | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | NEOGEN | Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest after spinoff (as a percent)				49.90%
Food Safety Division business | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Shareholders Of 3M | Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest after spinoff (as a percent)				50.10%
Advanced ballistic protection business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Annual sales of business sold		$ 85
Proceeds from divested businesses		86
Maximum contingent consideration receivable depending on outcome of pending tenders		$ 25
Drug delivery business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Annual sales of business sold	$ 380
Proceeds from divestiture of businesses	487
Consideration from sale of business	617
Interest-bearing security received in divestiture	70
Noncontrolling interest in the new company	$ 60
Noncontrolling interest in new company (as a percent)	17.00%
Pre-tax gain on sale	$ 387
Gas and flame detection business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Annual sales of business sold			$ 120
Gas and flame detection business | Safety and Industrial | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale			$ 112